Ordinary Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Sep. 04, 2024 USD ($)	Nov. 18, 2021 USD ($)
Class of Stock [Line Items]
Ordinary shares, shares issued	479,288,580	479,288,580	483,398,100	483,398,100
Ordinary shares, shares outstanding	479,288,580	479,288,580	483,398,100	483,398,100
Stock repurchased during period value | ¥	¥ 363,342		¥ 633,799		¥ 719,133
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares	7,443,200	7,443,200	26,907,532	26,907,532
Stock repurchased during period value	¥ 363,340	$ 50,620	¥ 1,384,140	$ 200,000
American Depositary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares	1,860,800	1,860,800	6,726,883	6,726,883
Treasury stock reserved for future issuance	2,000,000	2,000,000
Treasury stock reissued	1,062,928	1,062,928
American Depositary Shares [Member] | Share Repurchase Program [Member]
Class of Stock [Line Items]
Amount of stock repurchase plan authorized | $						$ 200,000	$ 200,000